SELECTED STATEMENTS OF OPERATIONS DATA (POINTER TELOCATION LTD. [Member])	12 Months Ended
Dec. 31, 2011
POINTER TELOCATION LTD. [Member]
SELECTED STATEMENTS OF OPERATIONS DATA
NOTE 20:-	SELECTED STATEMENTS OF OPERATIONS DATA

		Year ended December 31,
		2011	2010	2009
a.	Financial expenses, net:

	Income:
	Interest on short-term bank deposits	$15	$39	$7
	Other	14	38	27

		29	77	34
	Expenses:
	Bank charges and interest expenses	1,620	1,566	1,709
	Foreign currency transaction adjustments	93	191	(78)
	Interest on long-term loans to others	64	282	414
	Amortization of discount on long-term loans	-	-	-
	Interest on debenture	31	(6)	39
	Change in fair value of foreign currency forward contracts	-	20	20
	Other	-	-	-

		1,808	2,053	2,104

		$1,779	$1,976	$2,070

b.	Other expenses, net:

	Capital loss (gain)	$(33)	$21	$16
	Loss from sale of subsidiaries	110	-	-

		$77	$21	$16